Initial Public Offering (Details) - $ / shares		3 Months Ended	12 Months Ended
	Jan. 05, 2021	Mar. 31, 2022	Dec. 31, 2021
IPO [Member]
Initial Public Offering (Details) [Line Items]
Public offering shares	17,250,000
Sale of stock, description		Each Unit consists of one share of common stock, one right to receive one-twentieth (1/20) of one share of common stock upon the consummation of a Business Combination and one warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one-half of one share of common stock at an exercise price of $11.50 per share (see Note 8).	Each Unit consists of one share of common stock, one right to receive one-twentieth (1/20) of one share of common stock upon the consummation of a Business Combination and one warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one-half of one share of common stock at an exercise price of $11.50 per share (see Note 10).
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Public offering shares	2,250,000
Purchase price per share (in Dollars per share)	$ 10